Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
REVENUE
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and wages - office	1,583,937	498,401
Legal and professional fees	200,201	174,916
Research and development	91,263	88,401
Licensing fee	30,000	30,000
Office supplies and software	22,154	26,741
Insurance	20,137	19,027
Rent	17,550	13,150
Taxes and licenses	9,651	23,193
Depreciation	7,089	7,096
Travel	4,857	8,572
Shipping and freight	2,386	5,253
Meals and entertainment	1,548	10,327
Utilities	1,360	1,425
Marketing	1,256	7,558
Interest	321	461
Amortization	302	159
Transportation	215	1,476
Repairs and maintenance		93
Total general and administrative expenses	1,994,227	916,249
OTHER INCOME (EXPENSES)
Other income	16,915
Miscellaneous expense	(853)	(504)
Total other income (expenses)	16,062	(504)
NET LOSS BEFORE TAXES	(1,978,165)	(916,753)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,978,165)	$ (916,753)
NET LOSS PER SHARE:
Net loss per share: Basic	$ (0.07)	$ (0.03)
Net loss per share: Diluted	$ (0.07)	$ (0.03)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING:
Weighted average common shares outstanding: Basic	29,721,248	28,919,986
Weighted average common shares outstanding: Diluted	29,721,248	28,919,986